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                            ITT Hartford Group, Inc.
                                 Hartford Plaza
                               Hartford, CT 06115
                                 (860) 547-5000


VIA EDGAR

January 29, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  ITT Hartford Mutual Funds, Inc.- Rule 497(j) Filing
     File No. 333-02381
     CIK No. 0001006415

Dear Commissioners:

     In lieu of filing the definitive prospectus and statement of additional information for the ITT Hartford Mutual Funds, Inc. (the "Company") pursuant to Rule 497(c) under the Securities Act of 1933, the Company certifies that:

1) the form of prospectus and statement of additional information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent registration statement, and

2) the text of the most recent registration statement has been filed electronically.

     Please contact me at (860) 547-2883 with any questions.


Sincerely,

/S/ Kevin J.  Carr

Kevin J. Carr
Counsel